Discontinued Operations - Schedule of Discontinued Operations (Details)	6 Months Ended
	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 SGD ($)
Disposal Group, Including Discontinued Operations [Line Items]
Income tax benefit
Net loss from discontinued operations	(1,192,561)	$ (921,396)	(2,222,645)
Current assets
Total current assets of discontinued operations					$ 1,499,976
Non-current assets
Total non-current assets of discontinued operations					3,055,534
Current liabilities
Total current liabilities of discontinued operations					4,370,416
Discontinued Operations, Held-for-Sale [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Revenues	5,587,022	4,316,636	6,654,671
Cost of revenues	(2,039,259)	(1,575,569)	(4,563,601)
Gross profit	3,547,763	2,741,067	2,091,070
Operating expenses	(4,457,703)	(3,444,103)	(3,904,379)
Loss from discontinued operations	(909,940)	(703,036)	(1,813,309)
Other income (loss), net	(349,069)	(269,699)	(427,847)
Loss before tax	(1,259,009)	(972,735)	(2,241,156)
Net loss from discontinued operations	$ 1,259,009	$ 972,735	$ 2,241,156
Current assets
Cash and cash equivalents					439,268
Accounts receivable, net					621,949
Prepayments					388,027
Other current assets, net					50,732
Total current assets of discontinued operations					1,499,976
Non-current assets
Deposits					106,447
Property and equipment, net					64,908
Other Receivables					130,356
Intangible asset					1,837,351
Goodwill					916,472
Total non-current assets of discontinued operations					3,055,534
Total assets of discontinued operations					4,555,510
Current liabilities
Accounts payable					871,442
Contract liabilities					24,386
Amount due to a consolidated entity					19,019,173
Accrued liabilities and other payables					3,311,369
Bank loans, current portion					3,867
Operating lease obligation					10,424
Taxes payable					148,928
Total current liabilities of discontinued operations					23,389,589
Non-current liabilities:
Total non-current liabilities of discontinued operations
Total liabilities of discontinued operations					$ 23,389,589